Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 26,489,000	$ 24,077,000	$ 21,849,000
Capitalized interest, incremental and other internal costs	15,281,000	15,333,000
Additional capitalized interest and other costs	0	0
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Capitalized development costs of computer software	20,546,000	20,298,000
Computer Equipment, Software and Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset disposals relating to depreciated production equipment	$ 5,007,000	$ 906,000